Gains (Losses) on Derivative Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments, Gain (Loss) Recognized In Accumulated Other Comprehensive (Loss)	$ 39,406	$ (14,426)
Designated as Hedging Instrument [Member] | Foreign Denominated Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments, Gain (Loss) Recognized In Accumulated Other Comprehensive (Loss)	37,871	7,611
Nondesignated | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	59	(81)	$ (1,821)
Nondesignated | Costless Collar Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	$ (1,865)	$ 7,052	$ 502